Consolidated Statements of Operations and Comprehensive Income (Parentheticals) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Foreign currency translation adjustments, tax